Acquisition (Details 4) In Thousands, unless otherwise specified	12 Months Ended			1 Months Ended		6 Months Ended
	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Jun. 30, 2014 JA MEMC USD ($)	Jun. 30, 2014 JA MEMC CNY	Dec. 31, 2014 JA MEMC CNY	Jun. 24, 2014 JA MEMC CNY
Acquisition of JA MEMC
Equity interest acquired (as a percent)				50.00%	50.00%
Cash consideration				$ 7,700	47,400
Equity interest previously owned (in percent)				50.00%	50.00%
Revaluation gain						3,652
Negative goodwill	4,628					4,628
Assets acquired:
Cash and cash equivalents							8,426
Other current assets							13,260
Property, plant and equipment, net							83,025
Total assets acquired							104,711
Liabilities
Accounts payable							697
Other liabilities							2
Total liabilities assumed							699
Total fair value of net assets							104,012
Net revenues	11,295,523	7,182,789	6,719,065			40,996
Total revenue percentage						0.40%
Net loss	346,597	(473,676)	(1,662,257)